UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Aslan Capital Management, LP
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Address:   375 Park Avenue, Suite 1903
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           New York, New York 10152
           --------------------------------------------------

Form 13F File Number:     028-12218
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce Gregory
           --------------------------------------------------
Title:     Managing Director
           --------------------------------------------------
Phone:     (212) 813-0673
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Bruce Gregory         New York, New York              08/14/07
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:            14
                                               -------------

Form 13F Information Table Value Total:          $21,358
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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


COLUMN 1                           COLUMN 2        COLUMN 3    COLUMN 4   COLUMN 5      COLUMN 6   COLUMN 7        COLUMN 8
--------------------------        ---------       ---------    ---------  --------      --------   ---------   -------------------

NAME OF ISSUER                   TITLE OF CLASS     CUSIP       VALUE  SHARES/  SH/  PUT/ INVSTMT   OTHER      VOTING AUTHORITY
                                                              x($1000) PRN AMT  PRN CALL DISCRETN  MANAGERS  SOLE    SHARED   NONE
--------------------------        ---------       ---------   -------  -------- --- ---- --------  --------  ----    ------   -----
AMERICAN COMMERCIAL LINES              COM         025195207      521   20,000 SH        SOLE                20,000    0        0
BRUSH ENGINEERED MATLS INC             COM         117421107      735   17,500 SH        SOLE                17,500    0        0
CAL DIVE INTL INC DEL                  COM         12802T101    1,663  100,000 SH        SOLE               100,000    0        0
CROWN HOLDINGS INC                     COM         228368106    1,998   80,000 SH        SOLE                80,000    0        0
GAP INC DEL                            COM         364760108    1,910  100,000 SH        SOLE               100,000    0        0
HOKU SCIENTIFIC INC                    COM         434712105      120    1,500 SH   PUT  SOLE                 1,500    0        0
HUGHES COMMUNICATIONS INC              COM         444398101      629   12,050 SH        SOLE                12,050    0        0
IMMERSION CORP                         COM         452521107    1,049   70,000 SH        SOLE                70,000    0        0
LYONDELL CHEMICAL CO                   COM         552078107    3,712  100,000 SH        SOLE               100,000    0        0
TEMPUR PEDIC INTL INC                  COM         88023U101    1,943   75,000 SH        SOLE                75,000    0        0
TRICO MARINE SERVICES INC              COM         896106200    5,519  135,000 SH        SOLE               135,000    0        0
UAL CORP                               COM         902549807       22      545 SH        SOLE                   545    0        0
VION PHARMACEUTICALS INC               COM         927624106      162  150,000 SH        SOLE               150,000    0        0
MILLICOM INTL CELLULAR S A           SHS NEW       L6388F110    1,375   15,000 SH        SOLE                15,000    0        0


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